FAIR VALUE MEASUREMENT (Details) $ in Thousands, CAD in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 28, 2015 CAD	Sep. 28, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Derivative assets - non-current	$ 2,072
Derivative assets - current	6,259			$ 9,643
Long-term bank borrowings	$ 606,577			134,300
Mono-crystalline ingot furnaces
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets					$ 2,100
Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Term of swap contract	2 years
Derivative assets - non-current	$ 2,072
Interest rate swaption
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Derivative assets - current	4,335
Interest rate swap | Wafer sorting machine and other fixed assets
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Notional amount		CAD 186.0	$ 133,900
Derivative liabilities	21,546
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	8,331
Total Liabilities	52,586
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	1,924			9,643
Total Liabilities	5,775			445
Recurring basis | Significant Other Observable Inputs (Level 2) | Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	2,072
Recurring basis | Significant Other Observable Inputs (Level 2) | Interest rate swaption
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	4,335
Recurring basis | Significant Other Observable Inputs (Level 2) | Interest rate swap
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Liabilities	21,546
Recurring basis | Significant Other Observable Inputs (Level 2) | Warrants
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Liabilities	25,265
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheets
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	8,331
Total Liabilities	52,586
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheets | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	1,924			9,643
Total Liabilities	5,775			$ 445
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheets | Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	2,072
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheets | Interest rate swaption
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	4,335
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheets | Interest rate swap
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Liabilities	21,546
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheets | Warrants
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Liabilities	$ 25,265